Equity - Distributions (Q2) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			6 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Distributions reinvested in shares of Common Stock	$ 3,131	$ 3,308	$ 4,864	$ 3,131	$ 14,724	$ 20,693
Net Cash Distributions				2,873	12,519
Total Aggregate Distributions				6,004	27,243
Less: distributions payable at December 31, 2019				(5,993)	(8,878)
Distributions payable		$ 6,050			5,993	$ 8,878
True-up of prior year cash distributions declared	$ 11			11
December 31, 2019 through January 30, 2020
Class of Stock [Line Items]
Distributions reinvested in shares of Common Stock				1,074	1,717
Net Cash Distributions				968	1,412
Total Aggregate Distributions				$ 2,042	$ 3,129
Per Common Share per day (in dollars per share)				$ 0.001095890	$ 0.00164384
Distribution Date				Jan. 31, 2020	Jan. 31, 2019
January 31, 2020 through February 27, 2020
Class of Stock [Line Items]
Distributions reinvested in shares of Common Stock				$ 965	$ 1,553
Net Cash Distributions				883	1,281
Total Aggregate Distributions				$ 1,848	$ 2,834
Per Common Share per day (in dollars per share)				$ 0.001095890	$ 0.00164384
Distribution Date				Feb. 28, 2020	Feb. 28, 2019
February 28, 2020 through March 30, 2020
Class of Stock [Line Items]
Distributions reinvested in shares of Common Stock				$ 1,092	$ 1,594
Net Cash Distributions				1,022	1,342
Total Aggregate Distributions				$ 2,114	$ 2,936
Per Common Share per day (in dollars per share)				$ 0.001095890	$ 0.00164384
Distribution Date				Mar. 31, 2020	Mar. 29, 2019